Inventory (Details) - USD ($)	Nov. 30, 2016	May 31, 2016
Inventory, net
Raw materials	$ 522,315	$ 511,530
Work-in-process	9,434,672	8,639,068
Finished goods	719,480	554,358
Gross Inventory	10,676,467	9,704,956
Less allowance for obsolescence	(100,000)	(100,000)
Net Inventory	$ 10,576,467	$ 9,604,956